SHARE-BASED PAYMENT - Share Options Other Disclosures (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENT
Intrinsic value share options exercised	$ 11,686	$ 94	$ 949
Weighted average grant date fair value of options granted	$ 0.31	$ 0.26	$ 0.4
Unrecognized compensation expenses related to the options	$ 0
Weighted average vesting period over which unrecognized compensation costs is expected to be recognized	2 years